DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Feb. 28, 2019
Derivative Liability And Fair Value Measurements [Abstract]
Summary of fair value of warrant liability
Fair value – August 31, 2018	$-

Reclass of warrant derivative liability from equity	(918,050)
Change in fair value for the period of warrant derivative liability	333,130
Fair value – February 28, 2019	584,920

Summary of pricing model of estimate fair value of derivative liability
	February 28, 2019	August 31, 2018
Assumptions for Pricing Model:
Expected term in years	0.25 – 0.33	—
Volatility	146%	—
Risk-free interest rate	2.45% - 2.52%	—
Expected annual dividends	0%	—